Inventory - Schedule of Inventory (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Classes Of Inventories [Abstract]
Dry Cannabis, Finished goods	$ 14,114	$ 2,478
Dry Cannabis, Work-in-process	51,309	33,418
Dry Cannabis, Inventory Gross	65,423	35,896
Cannabis Oils, Finished goods	9,624	2,085
Cannabis Oils, Work-in-process	20,574	5,492
Cannabis Oils, Inventory Gross	30,198	7,577
Capsules - Finished goods	2,705
Seeds - Finished goods	63	74
Total Other Cannabis Finished Goods Inventory	2,768	74
Total Cannabis and Cannabis Derivatives Inventory	98,389	43,547
Product for resale (vaporizers and other)	571	1,017
Supplies and consumables	2,647	1,417
Total inventory	$ 101,607	$ 45,981